Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	GUGGENHEIM FUNDS TRUST
CIK	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 28, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2025
Prospectus Date	rr_ProspectusDate	Jan. 31, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Guggenheim Core Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIUSX
Guggenheim Core Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDICX
Guggenheim Core Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIUSX
Guggenheim Core Bond Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIUPX
Guggenheim Core Bond Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GICRX
Guggenheim Floating Rate Strategies Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFAX
Guggenheim Floating Rate Strategies Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFCX
Guggenheim Floating Rate Strategies Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFIX
Guggenheim Floating Rate Strategies Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFPX
Guggenheim Floating Rate Strategies Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIFSX
Guggenheim High Yield Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHAX
Guggenheim High Yield Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHSX
Guggenheim High Yield Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHYIX
Guggenheim High Yield Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHPX
Guggenheim High Yield Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHYSX
Guggenheim Limited Duration Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILDX
Guggenheim Limited Duration Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILFX
Guggenheim Limited Duration Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILHX
Guggenheim Limited Duration Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GILPX
Guggenheim Limited Duration Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIKRX
Guggenheim Macro Opportunities Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOAX
Guggenheim Macro Opportunities Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOCX
Guggenheim Macro Opportunities Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOIX
Guggenheim Macro Opportunities Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOPX
Guggenheim Macro Opportunities Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIOSX
Guggenheim Municipal Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJAX
Guggenheim Municipal Income Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJCX
Guggenheim Municipal Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJIX
Guggenheim Municipal Income Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJPX
Guggenheim Municipal Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJRX
Guggenheim Total Return Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBAX
Guggenheim Total Return Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBCX
Guggenheim Total Return Bond Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBIX
Guggenheim Total Return Bond Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBLX
Guggenheim Total Return Bond Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIBRX
Guggenheim Ultra Short Duration Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIYIX
Guggenheim Ultra Short Duration Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIYAX
Guggenheim Ultra Short Duration Fund | Class P
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIYPX
Guggenheim Ultra Short Duration Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIYRX
Guggenheim Active INvestment Series GAINS Core Plus Fund | SMA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GUCPX
Guggenheim Active INvestment Series GAINS Limited Duration Fund | SMA
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GULDX